Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2011, 2010 and 2009 was as follows:

		Shares Purchased
		2011		2010		2009
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
September 23, 2011	$750.0	7.9	$327.8	—	$—	—	$—
May 20, 2011	750.0	19.3	750.0	—	—	—	—
December 3, 2010	750.0	17.9	735.2	.4	14.8	—	—
July 30, 2010	1,000.0	—	—	32.9	1,000.0	—	—
February 27, 2009	750.0	—	—	19.1	591.2	5.3	158.8
June 27, 2008	750.0	—	—	—	—	23.6	614.2
Total repurchases	N/A	45.1	$1,813.0	52.4	$1,606.0	28.9	$773.0

Repurchase authorization remaining at December 31,		N/A	$422.2	N/A	$735.2	N/A	$591.2

Dividends declared
In 2011 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 3, 2011	$.15	April 14, 2011	April 29, 2011	$57.0
May 20, 2011	.15	July 14, 2011	July 29, 2011	55.9
September 23, 2011	.15	October 13, 2011	October 28, 2011	54.3
December 2, 2011	.175	January 13, 2012	January 27, 2012	61.2